Significant Accounting Policies (Details)	11 Months Ended
Dec. 31, 2021 USD ($) shares
Accounting Policies [Abstract]
Federal deposit insurance corporation | $	$ 0
Antidilutive securities excluded from computation of earnings per share, amount | shares | shares	2,244,493